FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-4181

   First Investors U.S. Government Plus Fund
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   581 Main Street
   Woodbridge, NJ 07095
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

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   Item 1. Proxy Voting Record

   First Investors U.S. Government Plus Fund - 1st Fund

   ISSUER NAME   TICKER    CUSIP    MTG    DATE    MTG    TYPE

           Proposal Type Voted? Vote For/Agnst Mgmt

   Chiquita Brands International CQB  170032809  5/25/04  Annual
   1.01   Elect Morton Arntzen               MGMT YES FOR FOR
   1.02   Elect Jeffrey D. Benjamin          MGMT YES FOR FOR
   1.03   Elect Robert W. Fisher             MGMT YES FOR FOR
   1.04   Elect Roderick M. Hills            MGMT YES FOR FOR
   1.05   Elect Durk I. Jager                MGMT YES FOR FOR
   1.06   Elect Jaime Serra                  MGMT YES FOR FOR
   1.07   Elect Steven P. Stanbrook          MGMT YES FOR FOR
   1.08   Elect Fernando Aguirre             MGMT YES FOR FOR

   Manhattan Associates Inc MANH  562750109  5/21/04  Annual
   1.01   Elect John J. Huntz Jr.            MGMT YES FOR FOR
   1.02   Elect Thomas E. Noonan             MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors       MGMT YES FOR FOR

   Mobile Mini Inc MINI  60740F105  6/23/04  Annual
   1.01   Elect Ronald J. Marusiak           MGMT YES FOR FOR
   1.02   Elect Lawrence Trachtenberg        MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors       MGMT YES FOR FOR

   Movie Gallery Inc MOVI  624581104  6/15/04  Annual
   1.01   Elect Joe Thomas Malugen           MGMT YES FOR FOR
   1.02   Elect H. Harrison Parrish          MGMT YES FOR FOR
   1.03   Elect William B. Snow              MGMT YES FOR FOR
   1.04   Elect John J. Jump                 MGMT YES FOR FOR
   1.05   Elect James C. Lockwood            MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors       MGMT YES FOR FOR

   Pathmark Stores Inc PTMK  70322A101  6/11/04  Annual
   1.01   Elect William J. Begley            MGMT YES FOR FOR
   1.02   Elect Daniel H. Fitzgerald         MGMT YES FOR FOR
   1.03   Elect Eugene M. Freedman           MGMT YES FOR FOR
   1.04   Elect Bruce Hartman                MGMT YES FOR FOR
   1.05   Elect James L. Moody Jr.           MGMT YES FOR FOR
   1.06   Elect Eileen R. Scott              MGMT YES FOR FOR
   1.07   Elect Frank G. Vitrano             MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors       MGMT YES FOR FOR

   Pier 1 Imports Inc PIR  720279108  6/25/04  Annual
   1.01   Elect Marvin J. Girouard           MGMT YES FOR FOR
   1.02   Elect James M. Hoak Jr.            MGMT YES FOR FOR
   1.03   Elect Tom M. Thomas                MGMT YES FOR FOR
   1.04   Elect John H. Burgoyne             MGMT YES FOR FOR
   1.05   Elect Michael R. Ferrari           MGMT YES FOR FOR
   1.06   Elect Karen W. Katz                MGMT YES FOR FOR
   1.07   Elect Terry E. London              MGMT YES FOR FOR
   2.00   Add Shares to Stock Option Plan    MGMT YES FOR FOR
   3.00   Adopt Employee Stock Purchase Plan MGMT YES FOR FOR

   Province Healthcare Co PRV  743977100  5/18/04  Annual
   1.01   Elect Martin S. Rash               MGMT YES FOR FOR
   1.02   Elect Joseph P. Nolan              MGMT YES FOR FOR
   1.03   Elect Winfield C. Dunn             MGMT YES FOR FOR
   1.04   Elect Paul J. Feldstein            MGMT YES FOR FOR
   1.05   Elect David R. Klock               MGMT YES FOR FOR
   1.06   Elect Michael P. Haley             MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors       MGMT YES FOR FOR

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   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item:
	1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and
	2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

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   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors U.S. Government Plus Fund
       (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 27, 2004